Organization and Reorganization - Balance sheet of the Group's VIEs (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 9,600	$ 1,347	¥ 69,895	$ 9,845	¥ 63,461	¥ 109,916
Other current assets	12,318		11,047
Total current assets	61,995	8,730	173,668
Non-current assets:
Long-term investments	5,564	784	5,383
Operating lease right-of-use assets	5,706	804	10,135
Other non-current assets	522	73	522
Total non-current assets	57,353	8,078	61,601
TOTAL ASSETS	119,348	16,808	235,269
Current liabilities:
Short term borrowings	15,687	2,209	3,169
Accounts payable	10,406	1,466	13,658
Advance from customers	4,166	587	3,695
Salary and welfare benefits payable	17,030	2,399	32,944
Other taxes payable	12,203	1,719	24,727
Short-term operating lease liabilities	4,090	576	5,200
Current portion of deferred revenue	1,216	171	1,345
Other current liabilities	20,466	2,879	23,691
Total current liabilities	86,764	12,217	108,559
Non-current liabilities:
Long-term borrowings	3,000	423	1,546
Long-term operating lease liabilities	6,099	859	7,494
Non-current portion of deferred revenue	49	7	18
Total non-current liabilities	13,100	1,846	33,926
TOTAL LIABILITIES	99,864	$ 14,063	142,485
Consolidated VIEs primary beneficiary
Current assets:
Cash and cash equivalents	3,987		6,172
Amount due from the subsidiaries of the Group	123,349		117,489
Other current assets	30,622		51,126
Total current assets	157,958		174,787
Non-current assets:
Long-term investments	5,564		5,383
Operating lease right-of-use assets	267		1,045
Total non-current assets	5,831		6,428
TOTAL ASSETS	163,789		181,215
Current liabilities:
Short term borrowings	14,487		1,169
Accounts payable	838		818
Advance from customers	3,921		2,986
Salary and welfare benefits payable	15,017		21,803
Other taxes payable	3,851		15,119
Short-term operating lease liabilities	659		652
Current portion of deferred revenue	1,216		1,345
Other current liabilities	4,654		2,508
Account due to subsidiaries of the Group	250,341		266,679
Total current liabilities	294,984		313,079
Non-current liabilities:
Long-term borrowings	3,000		1,546
Long-term operating lease liabilities	0		605
Non-current portion of deferred revenue	49		18
Total non-current liabilities	3,049		2,169
TOTAL LIABILITIES	¥ 298,033		¥ 315,248